Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.30088%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,234,228.39

Principal:
Principal Collections	$23,519,225.98
Prepayments in Full	$12,512,734.58
Liquidation Proceeds	$465,396.95
Recoveries	$72,014.31
Sub Total	$36,569,371.82
Collections	$38,803,600.21

Purchase Amounts:
Purchase Amounts Related to Principal	$314,167.78
Purchase Amounts Related to Interest	$617.74
Sub Total	$314,785.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,118,385.73

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,118,385.73
Servicing Fee	$734,008.72	$734,008.72	$0.00	$0.00	$38,384,377.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,384,377.01
Interest - Class A-2a Notes	$66,851.79	$66,851.79	$0.00	$0.00	$38,317,525.22
Interest - Class A-2b Notes	$1,453.43	$1,453.43	$0.00	$0.00	$38,316,071.79
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$37,177,777.62
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$36,798,323.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,798,323.87
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$36,675,158.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,675,158.20
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$36,586,812.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,586,812.37
Regular Principal Payment	$33,566,665.38	$33,566,665.38	$0.00	$0.00	$3,020,146.99
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,020,146.99
Residual Released to Depositor	$0.00	$3,020,146.99	$0.00	$0.00	$0.00
Total		$39,118,385.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,566,665.38
Total					$33,566,665.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,791,457.13	$57.75	$66,851.79	$0.14	$27,858,308.92	$57.89
Class A-2b Notes	$5,775,208.25	$57.75	$1,453.43	$0.01	$5,776,661.68	$57.76
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$33,566,665.38	$20.57	$1,797,564.64	$1.10	$35,364,230.02	$21.67

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$28,856,889.59	0.0599661	$1,065,432.46	0.0022140
Class A-2b Notes	$5,996,610.61	0.0599661	$221,402.36	0.0022140
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$767,533,500.20	0.4704033	$733,966,834.82	0.4498311

Pool Information
Weighted Average APR	3.089%	3.077%
Weighted Average Remaining Term	41.15	40.29
Number of Receivables Outstanding	41,180	40,356
Pool Balance	$880,810,462.52	$843,359,699.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$809,299,626.05	$775,171,199.22
Pool Factor	0.4929820	0.4720211

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$68,188,499.88
Targeted Overcollateralization Amount	$109,392,864.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,392,864.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$639,238.13
(Recoveries)		55	$72,014.31
Net Loss for Current Collection Period			$567,223.82
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7728%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3464%
Second Prior Collection Period			0.4068%
Prior Collection Period			0.3908%
Current Collection Period			0.7896%
Four Month Average (Current and Prior Three Collection Periods)			0.4834%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,924	$9,619,607.99
(Cumulative Recoveries)			$931,010.52
Cumulative Net Loss for All Collection Periods			$8,688,597.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4863%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,999.80
Average Net Loss for Receivables that have experienced a Realized Loss			$4,515.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	338	$8,506,286.86
61-90 Days Delinquent	0.14%	44	$1,167,240.83
91-120 Days Delinquent	0.03%	13	$285,488.05
Over 120 Days Delinquent	0.05%	13	$412,414.19
Total Delinquent Receivables	1.23%	408	$10,371,429.93

Repossession Inventory:
Repossessed in the Current Collection Period		27	$628,787.27
Total Repossessed Inventory		54	$1,524,100.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1877%
Prior Collection Period			0.1724%
Current Collection Period			0.1735%
Three Month Average			0.1779%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2212%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer